Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	¥ 182,304	¥ 159,072
Liabilities measured at fair value	80	2
Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value, derivatives	80	2
Derivative Liabilities | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value, derivatives	80
Derivative Liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value, derivatives	0	2
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	181,830	158,775
Available-for-sale Securities | Domestic stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	88,675	81,598
Available-for-sale Securities | Foreign stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	93,149	77,172
Available-for-sale Securities | Foreign debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	6	5
Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value, derivatives	474	297
Derivative Assets | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value, derivatives		25
Derivative Assets | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value, derivatives	474	272
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	181,830	158,775
Level 1 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	181,830	158,775
Level 1 | Available-for-sale Securities | Domestic stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	88,675	81,598
Level 1 | Available-for-sale Securities | Foreign stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	93,149	77,172
Level 1 | Available-for-sale Securities | Foreign debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	6	5
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	474	297
Liabilities measured at fair value	80	2
Level 2 | Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value, derivatives	80	2
Level 2 | Derivative Liabilities | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value, derivatives	80
Level 2 | Derivative Liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value, derivatives	0	2
Level 2 | Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value, derivatives	474	297
Level 2 | Derivative Assets | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value, derivatives		25
Level 2 | Derivative Assets | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value, derivatives	¥ 474	¥ 272